AUL American Unit Trust

FORM NSAR-U

ANNUAL REPORT FOR UNIT INVESTMENT TRUST

Filed 02/28/17 for the Period Ending 12/31/16

Address:   One American Square, P.O. Box 368
       Indianapolis, IN 46206
Telephone:  (317) 285-1702
CIK:     0000856341

FORM N-SAR
SEMI-ANNUAL REPORT FOR
REGISTERED INVESTMENT COMPANIES

Report for six month period ending:
or fiscal year ending:  12/31/16

Is this a transition report?: (Y/N)   N

Is this an amendment to a previous filing? (Y/N)   N

Those items or sub-items with a box after the item number should be completed only if the answer has changed from the previous filing on this form.

1. A. Registrant Name:   AUL American Individual Variable Annuity Unit Trust
B. File Number: 811-5929
C. Telephone Number: (317) 285-1702

2. A. Street: One American Square, P.O. Box 368
B. City: Indianapolis
C. State: IN
D. Zip Code: 46206 Zip Ext: 0368
E. Foreign Country: Foreign Postal Code:

3. Is this the first filing on this form by Registrant? (Y/N)  N

4. Is this the last filing on this form by Registrant? (Y/N)  N

5. Is Registrant a small business investment company (SBIC)? (Y/N)  N
[If answer is "Y" (Yes), complete only items 89 through 110.

6. Is Registrant a unit investment trust (UIT)? (Y/N)   Y
[If answer is "Y" (Yes) complete only items 111 through 132.]

7. A. Is Registrant a series or multiple portfolio company? (Y/N)   N
[If answer is "N" (No), go to item 8.]

B. How many separate series or portfolios did Registrant have at the end of the period? ____________

For period ending 12/31/16                                        If fling more than one
File number 811-5929                                           Page 2, "X" box: __

C. List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THIS SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES INFORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED IN THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFORMATION IS REQUIRED EACH TIME THE FORM IS FILED.

                                     Is this the
Series               last fling
Number Series Name for this series?

1     AUL American Unit Trust   N

(NOTE: See item D (8) of the general instructions to the form for information on how to complete the form for series companies.)

02

For period ending 12/3l/16                                          If filing more than one
File number 811-5929 Page 47, "X" box:___

UNIT INVESTMENT TRUST

111. A. Depositor Name: American United Life Insurance Company
B. File Number (If any):  ______________
C. City:  IndianapolisState:  Indiana Zip Code:  46206  Zip Ext:  0368
Foreign Country:  ____________ Foreign Postal Code:  _________

111. A. Depositor Name:  ___________________________________________
B. File Number (If any):  ______________
C. City:  _______ State:  __________ Zip Code:  ____ Zip Ext.:  _____
Foreign Country:  ____________ Foreign Postal Code:  _________

112. A. Sponsor Name:  _____________________________________________
B. File Number (If any):  ______________
C. City:  _______ State:  __________ Zip Code:  ____ Zip Ext.:  _____
Foreign Country:  ____________ Foreign Postal Code:  _________

112. A. Sponsor Name:  _____________________________________________
B. File Number (If any):  ______________
C. City:  _______ State:  __________ Zip Code:  ____ Zip Ext.:  _____
Foreign Country:  ____________ Foreign Postal Code:  _________

For period ending 12/31/16 If filing more than one
File number 811-5929                                                     Page 48, "X" box: __

113. A. Trustee Name:  ____________________________________________________
B. City:  __________ State:  __________ Zip Code:______  Zip Ext.:  ______
Foreign Country:  ____________________ Foreign Postal Code:____________

113. A. Trustee Name:_____________________________________________________
B. City:  __________ State:  __________ Zip Code:______  Zip Ext.:  ______
Foreign Country:  ____________________ Foreign Postal Code:____________

114. A. Principal Underwriter Name:  OneAmerica Securities Inc.
B. File Number: 8-12845___________________________
C. City:  Indianapolis State:  Indiana  Zip Code:  46206  Zip Ext.:  0368
Foreign Country:  __________________ Foreign Postal Code:  ___________

114. A. Principal Underwriter Name:_________________________________________
B. File Number: 8-_____________________________________________________
C. City:  ___________ State:________ Zip Code:  ________ Zip Ext.:  ____
Foreign Country:  __________________ Foreign Postal Code:  ___________

115. A. Independent Public Accountant Name:  PricewaterhouseCoopers, LLP
B. City IndianapolisState:  Indiana Zip Code: 46204  Zip Ext.:1767
Foreign Country:  ____________________ Foreign Postal Code:____________

115. A. Independent Public Accountant Name:
B. City:  __________ State:  __________ Zip Code:______  Zip Ext.:  ______
Foreign Country:  ____________________ Foreign Postal Code:____________

For period ending 12/31/16 If filing more than one
File number 811-5929           Page 49, "X" box:  __

116. Family of investment companies information:
A. Is Registrant part of a family of investment companies? (Y/N) N

B. Identify the family in 10 letters: __ __ __ __ __ __ __ __ __ __
(NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A. Is Registrant a separate account of an insurance company? (Y/N)       Y
If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:
B. Variable annuity contracts? (Y/N)  Y
C. Scheduled premium variable life contracts? (Y/N)  N
D. Flexible premium variable life contracts? (Y/N) N
E. Other types of insurance products registered under the Securities Act of 1933?   N

118. State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933 NA

119. State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period NA

120. State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted) $0

121. State the number of series for which a current prospectus was in existence at the end of the period NA

122. State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period NA

For period ending 12/31/16                                                If filing more than one
File number 811-5929 Page 50 "X" box: __

123. State the total value of the additional units considered in answering item 122 ($000's omitted) $0

124. State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series)($000'S omitted) $0

125. State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted)$0

126. Of the amount shown in item 125 state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted) $0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

Number of Total Assets Total Income
Series ($000's Distributions
Investing omitted           ($000s omitted)

A.  U.S. Treasury direct issue       ______ $________ $___________

B.  U.S Government agency        ______ $________ $___________

C.  State and municipal tax-free       ______ $________ $___________

D.  Public utility debt           ______ $________ $___________

E.  Brokers or dealers debt or debt of
brokers' or dealers' parent         ______ $________ $___________

F.  All other corporate intermed. &
long-term debt              ______ $________ $___________

G.  All other corporate short-
term deb                ______ $________ $___________

H.  Equity securities of brokers or dealers
or parents of brokers or dealers       ______ $________ $___________

I.  Investment company equity securities    ______            $________ $___________

J.  All other equity securities      1             $4,191,546             $___________

K.  Other securities            ______ $________ $___________

L.  Total assets of all series of registrant    1             $4,191,546              $___________

For period ending 12/31/16                                       If filing more than one
File number 811-5929 Page 51, "X" box:   __

128. Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N) N
[If answer is "N" (No), go to item 131.]

129. Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period?(Y/N) NA
[If answer is "N" (No), go to item 131.]

130. In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N) NA

131. Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted) $48,297

132. List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

         811-5929      811-_____     811-_____     811-____    811-____
         811-____     811-_____     811-_____     811-____    811-____
         811-____     811-_____     811-_____     811-____    811-____
         811-____     811-_____     811-_____     811-____    811-____
         811-____     811-_____     811-_____     811-____    811-____
         811-____     811-_____     811-_____     811-____    811-____
         811-____     811-_____     811-_____     811-____    811-____
         811-____     811-_____     811-_____     811-____    811-____
         811-____     811-_____     811-_____     811-____    811-____

This report is signed on behalf of the registrant in the City of Indianapolis, State of Indiana, on the 28th day of February, 2017.

AUL AMERICAN UNIT TRUST
(Name of Registrant)

by: witness:
/s/ Bud Graessle                      /s/ Matthew Hobson
Bud Graessle                       Matthew Hobson
Vice President, Financial Planning &             Manager, Separate Accounts
Analysis                         Administration
American United Life Insurance Co.             American United Life Insurance Co.